Carrying Amounts and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair value measurements, recurring basis
Assets measured at fair value on a recurring basis as of December 31, 2018 and 2017 are summarized below.

December 31, 2018	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Student Loan Pools	$—	$12,885,501	$—
SBA Bonds	—	125,446,531	—
Tax Exempt Municipal Bonds	—	61,330,369	—
Taxable Municipal Bonds	—	1,977,885	—
Mortgage-Backed Securities	—	184,460,551	—
Equity Securities	—	155,000	—
Total	$—	$386,255,837	$—

December 31, 2017	Quoted Market Price In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Student Loan Pools	$—	$8,521,785	$—
SBA Bonds	—	124,248,444	—
Tax Exempt Municipal Bonds	—	62,355,567	—
Taxable Municipal Bonds	—	1,997,130	—
Mortgage-Backed Securities	—	187,695,980	—
Equity Securities	—	155,000	—
Total	$—	$384,973,906	$—

Fair value measurements, nonrecurring basis
The table below presents assets and liabilities measured at fair value on a nonrecurring basis as of December 31, 2018 and 2017, aggregated by the level in the fair value hierarchy within which those measurements fall.

	December 31, 2018
Assets	Level 1	Level 2	Level 3	Total
Mortgage Loans Held For Sale	$—	$1,781,985	$—	$1,781,985
Collateral Dependent Impaired Loans (1)	—	—	8,613,570	8,613,570
Foreclosed Assets	—	—	722,442	722,442
Total	$—	$1,781,985	$9,336,012	$11,117,997

	December 31, 2017
Assets	Level 1	Level 2	Level 3	Total
Mortgage Loans Held For Sale	$—	$3,051,950	$—	$3,051,950
Collateral Dependent Impaired Loans (1)	—	—	8,442,306	8,442,306
Foreclosed Assets	—	—	1,115,671	1,115,671
Total	$—	$3,051,950	$9,557,977	$12,609,927

Significant unobservable inputs used in the fair value measurements
For Level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis, the significant unobservable inputs used in the fair value measurements were as follows as of December 31, 2018 and 2017:

	Valuation	Significant	2018	2017
Level 3 Assets	Technique	Unobservable Inputs	Range	Range
Collateral Dependent Impaired Loans	Appraised Value	Discount Rates/ Discounts to Appraised Values	7% - 97%	0% - 98%
Foreclosed Assets	Appraised Value/Comparable Sales	Discount Rates/ Discounts to Appraised Values	16% - 100%	13% - 100%

Summary of the carrying value and estimated fair value of financial instruments
The following tables summarize the carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2018 and 2017 presented in accordance with the applicable accounting guidance.

	December 31, 2018
	Carrying	Fair Value
(In Thousands)	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:
Cash and Cash Equivalents	$12,706	$12,706	$12,706	$—	$—
Certificates of Deposits with Other Banks	1,200	1,200	—	1,200	—
Investment and Mortgage-Backed Securities	409,894	409,505	—	409,505	—
Loans Receivable, Net	430,054	421,379	—	—	421,379
FHLB Stock	2,204	2,204	2,204	—	—

Financial Liabilities:
Deposits:
Checking, Savings and Money Market Accounts	$529,043	$529,043	$529,043	$—	$—
Certificate Accounts	238,454	236,103	—	236,103	—
Advances From FHLB	34,030	33,771	—	33,771	—
Other Borrowed Money	10,698	10,698	10,698	—	—
Note Payable	2,363	2,363	—	2,363	—
Junior Subordinated Debentures	5,155	5,155	—	5,155	—
Senior Convertible Debentures	6,064	6,064	—	6,064	—